Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated April 14, 2022
to the
Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
dated December 29, 2021 for
PMC Core Fixed Income Fund and PMC Diversified Equity Fund
(each, a “Fund” and together, the “Funds”),
each a series of Trust for Professional Managers

Effective immediately, the address of the Fund’s investment adviser, Envestnet Asset Management, Inc. (the “Adviser”) is:

Envestnet Asset Management, Inc.
1000 Chesterbrook Boulevard, Suite 250
Berwyn, PA 19312

Accordingly, all references to the Adviser’s former address (35 East Wacker Drive, Suite 2400, Chicago, Illinois 60601) in the Prospectus, Summary Prospectus and SAI are hereby replaced with the Adviser’s new address listed above.

Please retain this supplement with your Prospectus, Summary Prospectus and SAI